Note 11 - Other Assets - 10Q (Details) - Other Assets (USD $)	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Other Assets [Abstract]
Pre-paid expenses	$ 767,000	$ 520,000	$ 680,000
Deposits	295,000	304,000	88,000
Investments in unaffiliated entity		157,000	157,000
Total	$ 1,062,000	$ 981,000	$ 951,000